Other Gains (Losses) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other gains
Gains on disposal of property, plant and equipment	₩ 285,525	₩ 85,990	₩ 32,196
Gains on disposal of inventories	41,403	18,789	20,447
Gains on disposal of intangible assets	18	41	136
Reversal of impairment loss on other current assets	42	0	16,035
Gains on proxy collection of TV license fee	22,359	33,191	41,372
Gains on foreign currency translation	22,283	77,269	27,123
Gains on foreign currency transactions	110,496	74,520	139,077
Gains on insurance proceeds	1,840	3,411	6,785
Miscellaneous Other Gains	434,280	273,745	346,795
Gains on compensation of impaired electric poles	289	688	1,138
Gains on harbor facilities dues	3,806	3,710	3,666
Gains on technical fees	2,166	1,836	3,071
Reversal of occupation development training fees	935	1,466	1,452
Gains on disposal of waste	4,728	2,950	3,815
Gains on tax rebate	1,642	206	374
Gains on other commission	2,623	1,945	2,044
Gain on insurance settlement	736	0	0
Others of Miscellaneous Other Gains	353,593	208,964	269,416
Other losses
Losses on disposal of property, plant and equipment	(112,692)	(112,018)	(98,120)
Losses on disposal of intangible assets	(13)	(111)	(71)
Loss on impairment of property, plant and equipment	(14,262)	(11,240)	(17,031)
Loss on impairment of intangible assets	(8,439)	(902)	(2,865)
Losses on foreign currency translation	(37,045)	(29,225)	(3,901)
Losses on foreign currency transactions	(128,384)	(148,381)	(165,187)
Miscellaneous Other Losses	(214,676)	(128,215)	(258,286)
Losses on valuation of inventories	4,944	9,941	9,936
Losses on disposal of inventories	15,804	15,494	5,471
Losses due to disaster	17,651	5,761	7,138
Losses on rounding adjustment of electric charge surtax	1,383	1,351	1,332
Others of miscellaneous other losses	174,894	95,668	234,409
Total miscellaneous other losses	214,676	128,215	258,286
Net other gains	₩ 338,973	₩ 84,884	₩ 22,686